Balance Sheet Components - Additional Information (Detail) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Property, Plant and Equipment [Line Items]
Depreciation and amortization	$ 846,000	$ 598,000	$ 631,000
Disposals of fixed assets	254,000	75,000	192,000
Fully depreciated equipment	$ 19,300,000	$ 19,400,000